INCOME TAX (Schedule of reconciliation of taxes statutory rate to our income tax expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Israel statutory income tax rate	$ 17,227	$ 16,387	$ 14,813
Israel statutory income tax rate, percent	23.00%	23.00%	23.00%
Foreign tax effect	$ 1,526	$ 1,981	$ 1,087
Foreign tax effect, percent	2.00%
Adjustment in respect of tax rate deriving from approved enterprises	$ (3,218)	$ (2,624)	$ (3,133)
Adjustment in respect of tax rate deriving from approved enterprises, percent	(4.30%)	(3.70%)	(4.90%)
Other adjustments	$ (629)	$ (840)	$ 187
Other adjustments percentage	(0.80%)	(1.10%)	0.30%
Income Tax Expense (Benefit)	$ 14,899	$ 14,579	$ 13,355
Income tax rate	19.90%	20.50%	20.70%
Brazil [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Israel statutory income tax rate, percent	34.00%
Foreign Tax Jurisdiction [Member] | Brazil [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effect	$ 1,519	$ 1,656	$ 1,488
Foreign tax effect, percent	2.00%	2.30%	2.30%